Summary of Significant Accounting Policies - Additional information (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life for capitalized software	3 years	3 years